Short-Term Investments	12 Months Ended
May 31, 2018
Investments, Debt and Equity Securities [Abstract]
Short-Term Investments
5.	SHORT-TERM INVESTMENTS

Short-term investments consisted of the following:

	As of May 31,
	2017	2018
	US$	US$
Held-to-maturity investments	1,312,942	1,623,763

Short-term investments consist of various financial products purchased from Chinese banks and trusts and are classified as held-to-maturity investments as the Group has the positive intent and ability to hold the investments to maturity. The maturities of these financial products range from one month to less than one year, with variable interest rates. They are classified as short-term investments on the consolidated balance sheets as their contractual maturity dates are equal to or less than one year.

While these fixed-income financial products are not publicly traded, the Group estimated that their fair value approximate their amortized costs considering their short term maturities and high credit quality. No OTTI loss was recognized for the years ended May 31, 2016, 2017 and 2018, respectively.